Loan Receivables (Details) - Schedule of Loan Receivables Was Loan to a Third Party - NFT Exchange Limited [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Total	$ 800,000
Effective Day	Dec. 29, 2023
Due Day	Dec. 28, 2024